UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21126

Name of Fund: BlackRock Municipal Income Trust II (BLE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Municipal Income Trust II, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2010

Date of reporting period: 05/31/2010

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2010 (Unaudited)	BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Arizona — 3.9%
Maricopa County Pollution Control Corp., Refunding RB, Southern California Edison Co., Series A, 5.00%, 6/01/35	$1,870	$1,878,770
Pima County IDA, RB, American Charter Schools Foundation, Series A, 5.63%, 7/01/38	1,000	885,300
Pima County IDA, Refunding IDRB, Tucson Electric Power, 5.75%, 9/01/29	1,210	1,236,947
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/38	2,135	2,225,225
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	5,635	5,178,396
5.00%, 12/01/37	1,705	1,531,516

		12,936,154

California — 22.2%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44	2,480	2,711,781
California County Tobacco Securitization Agency, RB, CAB, Stanislaus, Sub-Series C, 6.30%, 6/01/55 (a)	9,710	111,277
California HFA, RB, AMT, Home Mortgage:
Series G, 5.50%, 8/01/42	8,930	9,064,843
Series K, 5.50%, 2/01/42	3,195	3,255,226
California State Public Works Board, RB, Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/34	1,280	1,362,906
California Statewide Communities Development Authority, RB, Health Facility, Memorial Health Services, Series A, 5.50%, 10/01/33	5,000	5,079,650
Los Angeles Department of Airports, RB, Series A, 5.25%, 5/15/39	860	897,462
Los Angeles Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A, 5.00%, 5/15/40	6,500	6,638,060
Los Angeles Unified School District California, GO:
Series D, 5.00%, 7/01/27	2,375	2,502,585
Series I, 5.00%, 7/01/26	1,250	1,325,850
Series I, 5.00%, 7/01/27	1,750	1,844,010

Municipal Bonds	Par (000)	Value

California (concluded)
San Francisco City & County Public Utilities Commission, RB, Series B, 5.00%, 11/01/39	$10,340	$10,765,491
San Francisco City & County Redevelopment Agency, Special Tax Bonds, District No. 6, Mission Bay South Public Improvements, 6.63%, 8/01/27	3,120	3,144,991
State of California, GO, Refunding, Various Purpose, 5.00%, 6/01/34	2,700	2,626,425
State of California, GO, Various Purpose:
5.00%, 6/01/32	1,300	1,272,817
6.00%, 3/01/33	2,760	3,022,862
6.50%, 4/01/33	10,670	12,055,499
University of California, RB, Limited Project, Series B, 4.75%, 5/15/38	5,255	5,167,031

		72,848,766

Colorado — 2.3%
City of Colorado Springs Colorado, RB, Subordinate Lien, Improvement, Series C (AGM), 5.00%, 11/15/45	1,375	1,409,292
Colorado Health Facilities Authority, Refunding RB, Series A:
Catholic Healthcare, 5.50%, 7/01/34	2,330	2,473,598
Sisters of Leavenworth, 5.00%, 1/01/40	2,400	2,401,704
Park Creek Metropolitan District Colorado, Refunding RB, Senior, Limited Tax, Property Tax, 5.50%, 12/01/37	1,375	1,327,783

		7,612,377

Connecticut — 0.5%
Connecticut State Health & Educational Facility Authority, RB, Ascension Health Senior Credit, 5.00%, 11/15/40	1,505	1,548,419

District of Columbia — 6.5%
District of Columbia, Refunding RB, Friendship Public Charter School Inc. (ACA), 5.25%, 6/01/33	1,265	1,100,613

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
FSA	Financial Security Assurance Inc.
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

BLACKROCK MUNICIPAL INCOME TRUST II	MAY 31, 2010	1

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

District of Columbia (concluded)
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed:
6.50%, 5/15/33	$7,500	$7,325,175
6.75%, 5/15/40	11,500	11,499,540
Metropolitan Washington Airports Authority, RB, First Senior Lien, Series A:
5.00%, 10/01/39	550	570,752
5.25%, 10/01/44	865	910,741

		21,406,821

Florida — 6.2%
City of Leesburg Florida, RB, Leesburg Regional Medical Center Project, 5.50%, 7/01/32	1,925	1,848,847
County of Miami-Dade Florida, RB, Miami International Airport, Series A, AMT (AGC), 5.25%, 10/01/38	2,855	2,850,603
County of Miami-Dade Florida, Refunding RB, Miami International Airport, Series A-1, 5.38%, 10/01/41	1,255	1,278,343
County of Orange Florida, Refunding RB (Syncora), 4.75%, 10/01/32	905	897,561
Live Oak Community Development District No. 1, Special Assessment Bonds, Series A, 6.30%, 5/01/34	3,115	3,173,157
Miami Beach Health Facilities Authority, RB, Mount Sinai Medical Center of Florida, 6.75%, 11/15/21	4,145	4,276,480
Stevens Plantation Community Development District, Special Assessment Bonds, Series A, 7.10%, 5/01/35	1,960	1,550,497
Sumter County IDA Florida, RB, North Sumter Utility Co., LLC Project, AMT, 6.90%, 10/01/34	4,340	4,339,783

		20,215,271

Georgia — 1.5%
De Kalb Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	915	947,409
Metropolitan Atlanta Rapid Transit Authority, RB, Third Series, 5.00%, 7/01/39	3,770	3,981,233

		4,928,642

Guam — 0.8%
Territory of Guam, GO, Series A:
6.00%, 11/15/19	695	721,396
6.75%, 11/15/29	995	1,060,839
7.00%, 11/15/39	680	727,879

		2,510,114

Municipal Bonds	Par (000)	Value

Illinois — 5.6%
Illinois Finance Authority, RB, MJH Education Assistance IV LLC, Sub-Series B, 5.38%, 6/01/35 (b)(c)	$900	$243,018
Illinois Finance Authority, Refunding RB:
Central DuPage Health, Series B, 5.50%, 11/01/39	1,750	1,820,385
Friendship Village Schaumburg, Series A, 5.63%, 2/15/37	455	365,783
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC), 5.58%, 6/15/30 (d)	15,000	15,277,800
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	685	717,113

		18,424,099

Indiana — 3.0%
Indiana Finance Authority, RB, Sisters of St. Francis Health, 5.25%, 11/01/39	915	932,678
Indiana Finance Authority, Refunding RB, Duke Energy Indiana Inc., Series C, 4.95%, 10/01/40	2,000	1,995,500
Indiana Health Facility Financing Authority, Refunding RB:
Ascension Health, Series F, 5.38%, 11/15/25	2,095	2,168,933
Methodist Hospital Inc., 5.38%, 9/15/22	3,675	3,452,515
Indiana Municipal Power Agency, RB, Indiana Municipal Power Agency, Series B, 6.00%, 1/01/39	1,200	1,304,748

		9,854,374

Kansas — 0.6%
Kansas Development Finance Authority, Refunding RB, Sisters of Leavenworth, Series A, 5.00%, 1/01/40	1,820	1,828,172

Kentucky — 0.3%
Kentucky Economic Development Finance Authority, Refunding RB, Owensboro Medical Health System, Series A, 6.38%, 6/01/40	1,105	1,132,492

Maryland — 0.5%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	475	484,776
Maryland Health & Higher Educational Facilities Authority, RB, Union Hospital of Cecil County Issue, 5.63%, 7/01/32	1,000	1,011,030

		1,495,806

Massachusetts — 0.6%
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare, Series J1, 5.00%, 7/01/39	1,955	1,992,106

2	BLACKROCK MUNICIPAL INCOME TRUST II	MAY 31, 2010

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Michigan — 0.7%
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health System, Series A, 5.25%, 11/15/46	$2,305	$2,128,552

Missouri — 1.8%
370/Missouri Bottom Road/Taussig Road Transportation Development District, RB, 7.20%, 5/01/33	6,000	5,758,380

Montana — 0.7%
Montana Facility Finance Authority, Refunding RB, Sisters of Leavenworth, Series A, 4.75%, 1/01/40	2,480	2,437,319

Multi-State — 4.0%
Centerline Equity Issuer Trust (e)(f):
5.75%, 5/15/15	1,000	1,045,210
6.00%, 5/15/15	5,000	5,208,000
6.00%, 5/15/19	3,500	3,685,990
6.30%, 5/15/19	3,000	3,172,620

		13,111,820

Nebraska — 0.9%
Lancaster County Hospital Authority No. 1, RB, Immanuel Obligation Group, 5.63%, 1/01/40	1,245	1,261,036
Sarpy County Hospital Authority No. 1, RB, Immanuel Obligation Group, 5.63%, 1/01/40	1,635	1,645,137

		2,906,173

Nevada — 0.8%
County of Clark Nevada, Refunding RB, Alexander Dawson School Nevada Project, 5.00%, 5/15/29	2,465	2,476,290

New Jersey — 11.4%
New Jersey EDA, RB:
Cigarette Tax, 5.75%, 6/15/34	3,810	3,756,165
Cigarette Tax (Radian), 5.50%, 6/15/31	4,825	4,650,190
Continental Airlines Inc. Project, AMT, 7.20%, 11/15/30	10,100	10,121,008
Kapkowski Road Landfill Project, Series 1998B, AMT, 6.50%, 4/01/31	10,000	10,479,400
New Jersey EDA, Special Assessment Bonds, Refunding, Kapkowski Road Landfill Project, 6.50%, 4/01/28	7,475	8,191,553

		37,198,316

New Mexico — 1.8%
New Mexico Income Housing Authority, RB, Villa Del Oso Apartments Project, Series A, 6.00%, 1/01/13 (g)	5,200	5,966,272

Municipal Bonds	Par (000)	Value

New York — 2.8%
Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A, 7.00%, 5/01/35 (b)(c)	$985	$394,000
New York City Industrial Development Agency, RB, American Airlines Inc., JFK International Airport, AMT, 7.75%, 8/01/31	6,700	6,828,573
Port Authority of New York & New Jersey, RB, Continental Airlines Inc. and Eastern Air Lines Inc. Project, LaGuardia, AMT, 9.00%, 12/01/10	2,075	2,078,009

		9,300,582

North Carolina — 2.8%
City of Charlotte North Carolina, RB, Series B, 5.00%, 7/01/38	1,025	1,106,733
Gaston County Industrial Facilities & Pollution Control Financing Authority North Carolina, RB, Exempt Facilities, National Gypsum Co. Project, AMT, 5.75%, 8/01/35	7,500	5,731,575
North Carolina Medical Care Commission, RB, Duke University Health System, Series A:
5.00%, 6/01/39	685	700,454
5.00%, 6/01/42	1,525	1,552,679

		9,091,441

Ohio — 2.3%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Series A-2, 6.50%, 6/01/47	1,190	936,911
County of Allen Ohio, Refunding RB, Catholic Healthcare, Series A, 5.25%, 6/01/38	3,405	3,487,537
County of Montgomery Ohio, Refunding RB, Catholic Healthcare, Series A, 5.00%, 5/01/39	3,025	3,112,634

		7,537,082

Oklahoma — 1.2%
Tulsa Airports Improvement Trust, RB, Series A, Mandatory Put Bonds, AMT, 7.75%, 6/01/35 (h)	3,925	3,948,550

Pennsylvania — 7.1%
Allegheny County Hospital Development Authority, Refunding RB, Health System, West Penn, Series A, 5.38%, 11/15/40	2,765	2,184,709
Monroe County Hospital Authority Pennsylvania, RB, Hospital, Pocono Medical Center, 6.00%, 1/01/14 (g)	5,000	5,745,950

BLACKROCK MUNICIPAL INCOME TRUST II	MAY 31, 2010	3

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Pennsylvania (concluded)
Pennsylvania Economic Development Financing Authority, RB:
Amtrak Project, Series A, AMT, 6.38%, 11/01/41	$5,175	$5,249,779
Aqua Pennsylvania Inc. Project, 5.00%, 11/15/40	2,065	2,142,210
Reliant Energy, Series A, AMT, 6.75%, 12/01/36	6,130	6,323,463
Pennsylvania Turnpike Commission, RB, Sub-Series D, 5.13%, 12/01/40	1,700	1,750,932

		23,397,043

Puerto Rico — 7.9%
Commonwealth of Puerto Rico, GO, Refunding, Public Improvement, Series C, 6.00%, 7/01/39	3,220	3,406,953
Puerto Rico Sales Tax Financing Corp., RB:
CAB, Series A, 6.48%, 8/01/31 (a)	11,700	3,244,410
CAB, Series A, 6.55%, 8/01/32 (a)	8,600	2,236,946
CAB, Series A, 6.57%, 8/01/33 (a)	13,600	3,302,216
CAB, Series A, 6.60%, 8/01/34 (a)	5,500	1,253,670
CAB, Series A, 6.60%, 8/01/35 (a)	14,055	2,999,618
CAB, Series A, 6.63%, 8/01/36 (a)	12,875	2,577,833
First Sub-Series A, 6.50%, 8/01/44	6,100	6,890,804

		25,912,450

South Carolina — 2.7%
County of Greenwood South Carolina, RB, Facilities, Self Memorial Hospital:
5.50%, 10/01/26	2,280	2,298,422
5.50%, 10/01/31	3,250	3,270,182
South Carolina Jobs-EDA, Refunding RB:
Palmetto Health Alliance, Series A, 6.25%, 8/01/31	2,640	2,704,416
Palmetto Health, Series C, 6.88%, 8/01/13 (g)	550	646,333

		8,919,353

Tennessee — 3.9%
Knox County Health Educational & Housing Facilities Board Tennessee, Refunding RB, CAB, Series A (AGM), 5.77%, 1/01/21 (a)	20,405	11,526,173
Rutherford County Health & Educational Facilities Board, RB, Ascension Health Senior Credit Group, 5.00%, 11/15/40	1,120	1,133,451

		12,659,624

Texas — 17.4%
Brazos River Authority, RB, TXU Electric, Series A, AMT, 8.25%, 10/01/30	2,400	1,485,840
Brazos River Authority, Refunding RB, TXU Electric Co. Project, Series C, Mandatory Put Bonds, AMT, 5.75%, 5/01/36	1,400	1,344,000

Municipal Bonds	Par (000)	Value

Texas (concluded)
City of Houston Texas, RB, Senior Lien, Series A, 5.50%, 7/01/39	$1,675	$1,795,701
City of Houston Texas, Refunding RB, Combined, First Lien, Series A (AGC), 6.00%, 11/15/35	9,145	10,518,670
Gulf Coast Waste Disposal Authority, Refunding RB, Series A, AMT, 6.10%, 8/01/24	10,000	10,022,700
Harris County-Houston Sports Authority, Refunding RB, Third Lien, Series A-3 (NPFGC), 5.96%, 11/15/36 (a)	25,375	3,853,955
Lower Colorado River Authority, Refunding RB (NPFGC):
5.00%, 5/15/13 (g)	35	38,884
5.00%, 5/15/13 (g)	30	33,385
5.00%, 5/15/31	1,235	1,254,674
Series A, 5.00%, 5/15/13 (g)	5	5,564
North Texas Tollway Authority, RB, Toll, 2nd Tier, Series F, 6.13%, 1/01/31	6,790	7,250,294
San Antonio Energy Acquisition Public Facility Corp., RB, Gas Supply, 5.50%, 8/01/24	3,600	3,652,524
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, Note Mobility, 6.88%, 12/31/39	4,200	4,414,704
Texas State Turnpike Authority, RB (AMBAC):
CAB, 6.08%, 8/15/36 (a)	35,000	6,331,500
CAB, 6.09%, 8/15/37 (a)	10,000	1,681,500
First Tier, Series A, 5.00%, 8/15/42	3,585	3,424,750

		57,108,645

Utah — 1.2%
City of Riverton Utah, RB, IHC Health Services Inc., 5.00%, 8/15/41	3,960	4,032,904

Virginia — 3.9%
City of Norfolk Virginia, Refunding RB, Series B (AMBAC), 5.50%, 2/01/31	1,460	1,456,306
Halifax County IDA, Refunding RB, Old Dominion Electric Co-op Project, AMT (AMBAC), 5.63%, 6/01/28	9,000	9,327,510
Tobacco Settlement Financing Corp. Virginia, Refunding RB, Senior Series B1, 5.00%, 6/01/47	3,205	2,127,704

		12,911,520

Washington — 0.6%
County of King Washington, Refunding RB (AGM), 5.00%, 1/01/36	1,960	2,027,483

Wisconsin — 2.1%
Wisconsin Health & Educational Facilities Authority, RB:
Ascension Health Senior Credit Group, 5.00%, 11/15/30	1,790	1,847,172
Ascension Health Senior Credit Group, 5.00%, 11/15/33	910	928,555

4	BLACKROCK MUNICIPAL INCOME TRUST II	MAY 31, 2010

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Wisconsin (concluded)
Wisconsin Health & Educational Facilities Authority, RB (concluded):
Aurora Health Care, 6.40%, 4/15/33	$3,930	$4,015,399

		6,791,126

Wyoming — 1.6%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, 5.25%, 7/15/26	3,355	3,561,332
Wyoming Municipal Power Agency, RB, Series A:
5.50%, 1/01/33	800	843,568
5.50%, 1/01/38	750	785,955

		5,190,855

Total Municipal Bonds – 134.1%		439,545,393

Municipal Bonds Transferred to Tender Option Bond Trusts (i)

Alabama — 0.8%
Alabama Special Care Facilities Financing Authority-Birmingham, Refunding RB, Ascension Health Senior Credit, Series C-2, 5.00%, 11/15/36	2,519	2,556,453

California — 2.3%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/18	2,850	3,062,753
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	2,530	2,603,547
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	1,840	1,956,809

		7,623,109

Colorado — 2.2%
Colorado Health Facilities Authority, RB, Catholic Health:
Series C-3 (FSA), 5.10%, 10/01/41	4,230	4,276,488
Series C-7 (AGM), 5.00%, 9/01/36	2,710	2,736,368

		7,012,856

Connecticut — 3.3%
Connecticut State Health & Educational Facility Authority, RB, Yale University:
Series T-1, 4.70%, 7/01/29	5,170	5,447,526
Series X-3, 4.85%, 7/01/37	5,130	5,354,232

		10,801,758

Municipal Bonds Transferred to Tender Option Bond Trusts (i)	Par (000)	Value

Georgia — 1.5%
Private Colleges & Universities Authority, Refunding RB, Emory University, Series C, 5.00%, 9/01/38	$4,638	$4,881,677

Massachusetts — 1.0%
Massachusetts Water Resources Authority, Refunding RB, General, Series A, 5.00%, 8/01/41	3,150	3,261,384

New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth College, 5.25%, 6/01/39	2,219	2,413,051

New York — 4.4%
New York City Municipal Water Finance Authority, RB, Series FF-2, 5.50%, 6/15/40	1,710	1,906,723
New York State Dormitory Authority, ERB, Series F, 5.00%, 3/15/35	9,284	9,603,342
New York State Environmental Facilities Corp., RB, Revolving Funds, New York City Municipal Water Project, Series B, 5.00%, 6/15/31	2,850	2,911,617

		14,421,682

Virginia — 2.9%
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	5,910	6,261,704
Virginia HDA, RB, Sub-Series H-1 (NPFGC), 5.35%, 7/01/31	3,180	3,209,701

		9,471,405

Washington — 3.6%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/32	3,029	3,202,343
State of Washington, GO, Various Purpose, Series E, 5.00%, 2/01/34	8,113	8,586,887

		11,789,230

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 22.7%		74,232,605

Total Long-Term Investments (Cost – $504,279,694) – 156.8%		513,777,998

Short-Term Securities	Shares

FFI Institutional Tax-Exempt Fund, 0.25% (j)(k)	1,178,928	1,178,928

Total Short-Term Securities (Cost – $1,178,928) – 0.4%		1,178,928

BLACKROCK MUNICIPAL INCOME TRUST II	MAY 31, 2010	5

Schedule of Investments (concluded)	BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)

Value

Total Investments (Cost – $505,458,622*) – 157.2%	$514,956,926
Other Assets Less Liabilities – 1.6%	5,387,637
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (12.6)%	(41,398,896)
Preferred Shares, at Redemption Value – (46.2)%	(151,313,528)

Net Assets Applicable of Common Shares – 100.0%	$327,632,139

*	The cost and unrealized appreciation (depreciation) of investments as of May 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$464,090,584

Gross unrealized appreciation	$19,953,433
Gross unrealized depreciation	(10,459,527)

Net unrealized appreciation	$9,493,906

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	Issuer filed for bankruptcy and/or is in default of interest payments. (c) Non-income producing security.

(d)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(g)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(h)	Variable rate security. Rate shown is as of report date.

(i)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(j)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2009	Net Activity	Shares Held at May 31, 2010	Income

FFI Institutional Tax-Exempt Fund	13,805,067	(12,626,139)	1,178,928	$12,008

(k)	Represents the current yield as of report date.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of May 31, 2010 in determining the fair valuation of the Trust’s investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Long-Term Investments[1]	—	$513,777,998	—	$513,777,998
Short-Term Securities	$1,178,928	—	—	1,178,928

Total	$1,178,928	$513,777,998	—	$514,956,926

[1]	See above Schedule of Investments for values in each state or political subdivision.

6	BLACKROCK MUNICIPAL INCOME TRUST II	MAY 31, 2010

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Trust II

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Municipal Income Trust II

Date: July 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Trust II

Date: July 23, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Trust II

Date: July 23, 2010